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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    Form 13F

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                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2004

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015

Form 13F File Number: 28-6745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anne Waleski
Title:    Assistant Treasurer
Phone:    804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski               Richmond, VA                     08/12/04
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[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                                  Name
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     28-6056                        Markel Gayner Asset Management Corporation

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